UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2192

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31

Date of reporting period:	02/29/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Premier Third Century Fund, Inc.
February 29, 2008 (Unaudited)

Common Stocks--117.0%	Shares	Value ($)

Consumer Discretionary--10.1%
American Eagle Outfitters	100,200	2,141,274
Barnes & Noble	53,000	1,490,360
Bed Bath & Beyond	75,200 a,b	2,131,168
Choice Hotels International	58,500	1,898,325
Coach	50,600 b	1,534,192
DeVry	27,400	1,203,956
NIKE, Cl. B	55,400 a	3,335,080
Sotheby's	35,900 a	1,210,548
Tiffany & Co.	45,200 a	1,701,328
TJX Cos.	81,200	2,598,400
Toyota Motor, ADR	15,600	1,693,380
Walt Disney	129,300	4,190,613
		25,128,624
Consumer Staples--12.9%
Costco Wholesale	76,900	4,761,648
General Mills	54,800	3,068,252
Kimberly-Clark	63,900 a	4,165,002
PepsiCo	172,150	11,974,754
Procter & Gamble	123,400	8,166,612
		32,136,268
Energy--10.2%
Anadarko Petroleum	85,500	5,449,770
ENSCO International	50,900 a	3,045,856
National Oilwell Varco	48,200 b	3,002,860
Nexen	79,800	2,488,164
Noble	71,200	3,499,480
Smith International	40,200	2,533,806
XTO Energy	87,625	5,407,339
		25,427,275
Financial--6.4%
Aflac	24,000	1,497,840
Chubb	43,600	2,219,240
Goldman Sachs Group	33,800	5,733,494
Northern Trust	61,200	4,138,956
TD Ameritrade Holding	128,700	2,355,210
		15,944,740
Health Care--19.9%
Aetna	75,600	3,749,760
Alcon	24,900	3,603,777
Amgen	81,600 b	3,714,432
AstraZeneca Group, ADR	45,900	1,727,217
Baxter International	91,800	5,418,036
Becton, Dickinson & Co.	61,300	5,542,746
Genzyme	69,600 b	4,936,032
Johnson & Johnson	148,600	9,207,256
Novartis, ADR	96,600	4,747,890
Quest Diagnostics	26,800 a	1,277,556
WellPoint	82,800 b	5,802,624
		49,727,326
Industrial--16.1%
3M	50,900	3,990,560
Danaher	55,600	4,122,740
Eaton	39,100	3,152,633
Emerson Electric	206,500	10,523,240
Equifax	41,400	1,416,708
First Solar	7,000 b	1,436,400
Herman Miller	92,500 a	2,759,275

Rockwell Automation	22,600	1,236,446
Rockwell Collins	70,700	4,164,230
United Technologies	105,800	7,459,958
		40,262,190
Information Technology--22.2%
Accenture, Cl. A	92,000	3,243,000
Apple	50,000 b	6,251,000
Cisco Systems	265,200 b	6,462,924
Dell	177,200 b	3,517,420
EMC	182,700	2,839,158
Google, Cl. A	15,600 b	7,350,408
Hewitt Associates, Cl. A	51,400 b	2,028,244
MasterCard, Cl. A	13,900 a	2,641,000
Microsoft	425,100	11,571,222
News, Cl. B	342,000	6,535,620
Symantec	83,700 b	1,409,508
Xerox	96,700	1,421,490
		55,270,994
Materials--3.8%
Air Products & Chemicals	38,800	3,543,604
Praxair	35,000	2,809,800
Rohm & Haas	58,800 a	3,152,268
		9,505,672
Semiconductors & Equipment--12.4%
Applied Materials	160,600	3,078,702
Intel	125,900	2,511,705
International Business Machines	102,000	11,613,720
National Semiconductor	115,200	1,897,344
QUALCOMM	110,550	4,684,003
STMicroelectronics (New York
Shares)	89,600	1,074,304
Texas Instruments	205,600	6,159,776
		31,019,554
Telecommunication Services--.8%
Windstream	167,800	1,973,328
Utilities--2.2%
NiSource	106,300	1,827,297
Sempra Energy	68,400	3,634,092
		5,461,389
Total Common Stocks
(cost $265,831,282)		291,857,360
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
3.88%, 3/14/08
(cost $100,000)	100,000	100,000

Other Investment--.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,124,000)	2,124,000 [c]	2,124,000

Investment of Cash Collateral for
Securities Loaned--7.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,432,744)	17,432,744 [c]	17,432,744

Total Investments (cost $285,488,026)	124.9%	311,514,104
Liabilities, Less Cash and Receivables	(24.9%)	(62,171,033)
Net Assets	100.0%	249,343,071

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At February 29, 2008, the total market value of the fund's securities on loan is $16,470,137 and the total market value of the collateral held by the fund is $17,432.744.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS PREMIER THIRD CENTURY FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)